Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

Note 11 – Share-Based Compensation

The Company’s Members have the following plans discussed below. These plans are for the benefit of certain employees of the Company and therefore share-based compensation expense has been recognized within selling, general and administrative expenses within the consolidated statements of operations.

Estis Holdings LLC Profit Units Plan

On July 19, 2019, GEC Estis Holdings, LLC, implemented a Profit Units Plan (the “Estis Plan”) pursuant to which the Member may grant profit units in form of Class B Units to certain Estis’ employees. The profit units vest over a service period of three years from the date of the grant. Upon the occurrence of a change in control transaction, all Class B Units that have not yet vested will vest in full (subject to certain forfeiture of rights in connection with a failure to perform requested transition services).

Estis has the right and not the obligation to repurchase the profit units at fair value in an event of termination of its employees (“call option”). The call option is considered non-mandatorily redeemable and not probable.

The 2024 Business Combination did not result in a change in control transaction for the Estis Member and as such, no additional share-based compensation expense was recognized under this acceleration feature for the years ended December 31, 2024, 2023 and 2022.

Flowco Production Solutions L.L.C. Profit Units Plan

On November 17, 2017, Flowco implemented a Profit Units Plan (the “Flowco Plan”) pursuant to which Flowco may grant profit units in the form of Class C Units to certain Flowco employees. The profit units vest over a service period of three years from the date of the grant for selected employees or at the grant date. Upon occurrence of a change in control transaction, all class C units that have not yet vested shall vest in full.

Flowco has the right and not the obligation to repurchase the profit units at fair value in an event of termination of its employees (“call option”). The call option is considered non-mandatorily redeemable and not probable.

The 2024 Business Combination did not result in a change in control transaction for Flowco and as such, no additional share-based compensation expense was recognized under this acceleration feature for the years ended December 31, 2024 and 2023.

Flogistix Holding LLC Profit Units Plan

On February 29, 2024, affiliates of the Flogistix Member closed on a continuation vehicle transaction, whereby existing investors in the affiliate were allowed to exit their investment and be replaced by new investors. As part of this transaction, certain units of Flogistix Member were exchanged. Any units that did not meet threshold requirements for conversion were cancelled. As a result of the exchanged or cancelled units, Flogistix Member authorized a new issuance of units for certain Flogistix employees. The units will vest in equal annual installments over a five-year period from the grant date. The grant date fair value was $360/Unit.

The aggregate recognized compensation expense for all profit units plans was $1.0 million and $0.1 million for the years ended December 31, 2024 and 2023, respectively.

The aggregate unrecognized compensation expense for all profit units plans was $3.6 million and less than $0.1 million as of December 31, 2024 and December 31, 2023.

2025 Equity and Incentive Plan

As described in Note 16 - Subsequent Events, subsequent to December 31, 2024, certain reorganization transactions were entered into in connection with the initial public offering (“IPO”). These reorganization transactions consequently ended the respective plans governing the profit units discussed above and caused any outstanding profit units to vest and all unrecognized expense to be recorded.